Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Trading Symbol	apy
Entity Registrant Name	Apergy Corporation
Entity Central Index Key	0001723089
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true